Prospectus Supplement	August 29, 2025

Limited-Term Bond Fund

ETABX	Class A Shares	ETCBX	Class C Shares
ETNBX	Class N Shares	ETIBX	Class I Shares

Core Bond Fund

ETARX	Class A Shares	ETCRX	Class C Shares
ETNRX	Class N Shares	ETIRX	Class I Shares

Exponential Technologies Fund

ETAEX	Class A Shares	ETCEX	Class C Shares
ETNEX	Class N Shares	ETIEX	Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Prospectus for the Funds, dated November 1, 2024, as supplemented, and should be read in conjunction with such Prospectus.

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P R O S P E C T U S S U P P L E M E N T	A u g u s t 29 , 2 0 2 5

The following changes to the Prospectus are effective September 1, 2025:

Fund summary - Eventide Limited-Term bond Fund

1)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Limited-Term Bond Fund - Fees and Expenses of the Fund” is replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.31%	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	None
Other Expenses	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	0.94%	1.69%	0.89%	0.69%
Fee Waiver and/or Expense Reimbursement[3]	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.70%	1.45%	0.65%	0.45%

1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $250,000 or more and applies to shares sold within 18 months of purchase.

2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.

3.	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.70%, 1.45%, 0.65% and 0.45% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

2)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Limited-Term Bond Fund - Example of Hypothetical Fund Costs” is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$642	$835	$1,044	$1,644
Class C – no redemption	$148	$510	$896	$1,979
Class C – with redemption	$248	$510	$896	$1,979
Class N	$67	$260	$470	$1,075
Class I	$46	$197	$361	$837

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P R O S P E C T U S S U P P L E M E N T	A u g u s t 29 , 2 0 2 5

Fund Summary - Eventide Core Bond Fund

1)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Core Bond Fund - Fees and Expenses of the Fund” is replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	None
Other Expenses	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.95%	1.70%	0.90%	0.70%
Fee Waiver and/or Expense Reimbursement[3]	(0.22)%	(0.22)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.73%	1.48%	0.68%	0.48%

1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $250,000 or more and applies to shares sold within 18 months of purchase.

2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.

3.	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.73%, 1.48%, 0.68% and 0.48% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2026. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the advisory agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

2)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Core Bond Fund - Example of Hypothetical Fund Costs” is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$645	$840	$1,051	$1,657
Class C – no redemption	$151	$515	$903	$1,992
Class C – with redemption	$251	$515	$903	$1,992
Class N	$70	$266	$478	$1,090
Class I	$49	$202	$369	$852

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P R O S P E C T U S S U P P L E M E N T	A u g u s t 29 , 2 0 2 5

Fund Summary - Eventide Exponential Technologies Fund

1)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Exponential Technologies Fund - Fees and Expenses of the Fund” is replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 180 days)	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	None
Other Expenses	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.59%	2.34%	1.54%	1.34%

1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $250,000 or more and applies to shares sold within 18 months of purchase.

2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.

2)	The table under the section of the Fund’s Prospectus entitled “Fund Summary - Eventide Exponential Technologies Fund - Example of Hypothetical Fund Costs” is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$727	$1,048	$1,391	$2,356
Class C – no redemption	$237	$730	$1,250	$2,676
Class C – with redemption	$337	$730	$1,250	$2,676
Class N	$157	$486	$839	$1,834
Class I	$136	$425	$734	$1,613

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

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Statement of Additional Information Supplement	August 29, 2025

Limited-Term Bond Fund

ETABX	Class A Shares	ETCBX	Class C Shares
ETNBX	Class N Shares	ETIBX	Class I Shares

Core Bond Fund

ETARX	Class A Shares	ETCRX	Class C Shares
ETNRX	Class N Shares	ETIRX	Class I Shares

Exponential Technologies Fund

ETAEX	Class A Shares	ETCEX	Class C Shares
ETNEX	Class N Shares	ETIEX	Class I Shares

(each a “Fund” and collectively, the “Funds”)

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2024, as supplemented.

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S T A T E M E N T O F A D D I T I O N A L I N F O R M A T I O N S U P P L E M E N T	A u g u s t 29 , 2 0 2 5

The following changes to the Funds’ SAI are effective on September 1, 2025:

1)	The advisory fee table under the section of the SAI entitled “Adviser and Sub-Adviser” is hereby revised to reflect the reduction in the advisory fee of the Eventide Exponential Technologies Fund to 0.95% of the Fund’s average daily net assets.

2)	The expense limitation agreement table under the section of the SAI entitled “Adviser and Sub-Adviser” is hereby revised to reflect the reduction in the expense limitations of the Funds as follows:

Expense Limitation
Limited-Term Bond Fund	Class A: Class C: Class N: Class I:	0.70% 1.45% 0.65% 0.45%
Exponential Technologies Fund	Class A: Class C: Class N: Class I:	1.60% 2.35% 1.55% 1.35%
Core Bond Fund	Class A: Class C: Class N: Class I:	0.73% 1.48% 0.68% 0.48%

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2024, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

Please retain this Supplement for future reference.

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